Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 2,661,416	$ 2,085,535
Less: Provision for credit losses	(80,686)	(79,535)
Accounts receivable, net	$ 2,580,730	$ 2,006,000